Summary of Significant Accounting Policies - Summary of Concentration Of Oil and Gas Sales to Significant Customers (Detail) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Anadarko Petroleum Corp.
Concentration Risk [Line Items]
Concentration risk, percentage	15.00%
Continental Resources, Inc.
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Noble Energy, Inc.
Concentration Risk [Line Items]
Concentration risk, percentage	9.00%	13.00%